Business combinations and other significant transactions	12 Months Ended
Dec. 31, 2022
Business combinations and other significant transactions
Business combinations and other significant transactions

5 Business combinations and other significant transactions

Acquisitions

In 2022 Eni finalized acquisitions for a total consideration of €1,667 million, assuming net financial liabilities for €541 million, of which cash and cash equivalents for €31 million.

On January 12, 2022, Eni finalized the 100% acquisition of the company SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA), which owns a pipeline of photovoltaic projects totalling around 800 MW in Greece. The total cash consideration of the transaction amounted to €51 million with assumption of net financial liabilities for €1 million. The price allocation of net assets acquired was made on a definitive basis with recognition of goodwill for €52 million. The acquisition is part of the Plenitude business line.

On February 18, 2022, Eni finalized the acquisition of the Corazon I Solar plant with 266 MW of capacity, in Texas (USA). The transaction comprised a storage facility with a capacity of 200 to 400 MW, and the Guajillo storage project, which is expected to become operational before the end of 2023. The total cash consideration of the transaction amounted to €121 million with assumption of net financial liabilities for €88 million, of which cash and cash equivalents totaled €2 million. The price allocation of net assets acquired was made on a definitive basis without recognition of goodwill. The acquisition is part of the Plenitude business line.

On August 4, 2022, Eni finalized the acquisition of 100% of the company Energía Eólica Boreas SLU, with a generation capacity of 104.5 MW. The cash consideration of the transaction amounted to €87 million, net of €16 million advance paid in 2021, with assumption of net financial liabilities for €59 million, of which cash and cash equivalents totaled €12 million. The price allocation of net assets acquired was made on a provisional basis with recognition of goodwill for €18 million. The acquisition is part of the Plenitude business line.

On August 26, 2022, the acquisition of a 100% stake in the company Export LNG Ltd which owns the Tango FLNG floating liquefaction plant was finalized. The plant has a treatment capacity of approximately 3 million standard cubic metres/day and an LNG production capacity of approximately 0.6 million tonnes/year (approximately 1 billion standard cubic metres/year). The acquisition is part of the Exploration & Production sector.

On December 29, 2022, Eni finalized the acquisitions from Italian group PLT of PLT Energia Srl and SEF Srl, engaged in the production of electricity from renewables and in supplying energy to retail customers, with generation capacity of over 400 MW. The total cash consideration of the transactions amounted to €750 million, with a assumption of net financial liabilities for €390 million, of which the cash and cash equivalents totaled €17 million. The price allocation of net assets acquired for each transaction was made on a provisional basis with total recognition of goodwill for €412 million. These acquisitions are part of the Plenitude business line.

Balance sheet values at the acquisition date of the business combinations realized in 2022 are shown in the following table:

	SKGR Energy Single Member SA (now Eni Plenitude Renewables Hellas Single Member SA)	Corazon I / Guajillo	Energía Eólica Boreas SLU	Export LNG Ltd	PLT (PLT Energia Srl and SEF Srl)	Other acquisitions and business combinations	Total

Cash and cash equivalents		2	12		17		31
Current financial assets					11		11
Other current assets		1	1		145		147
Current assets		3	13		173		189
Property, plant and equipment		189	100	650	532	1	1,472
Goodwill	52		18		412		482
Other non-current assets		45	157		288	19	509
Non-current assets	52	234	275	650	1,232	20	2,463
TOTAL ASSETS	52	237	288	650	1,405	20	2,652
Current financial liabilities		3	4		79		86
Other current liabilities		1		3	166	1	171
Current liabilities		4	4	3	245	1	257
Non-current financial liabilities	1	87	67		339	3	497
Provisions		7			7		14
Deferred tax liabilities			15		63		78
Other non-current liabilities		3	99		1		103
Non-current liabilities	1	97	181		410	3	692
TOTAL LIABILITIES	1	101	185	3	655	4	949
Equity attributable to Eni	51	121	103	647	750	16	1,688
Non-controlling interest		15					15
TOTAL EQUITY	51	136	103	647	750	16	1,703
TOTAL LIABILITIES AND EQUITY	52	237	288	650	1,405	20	2,652

The qualitative factors that make up the goodwill recognized within the Plenitude business line are disclosed in Note 14 - Intangible assets.

For transactions where the purchase allocations are provisional as of December 31, 2022, not all relevant information has been obtained by the Company in order to finalize related estimates of the fair values of certain assets and liabilities acquired. Information about the definitive purchase price allocation of business combinations made in 2021 is provided in note 27 ‐ Other Information.

Divestments

In 2022 Eni finalized divestments for a total consideration of €10 million and acquisition of interests in joint ventures of €5,726 million, dismissing net financial liabilities for €2,085 million, of which cash and cash equivalents for €70 million.

On August 1, 2022, bp and Eni finalized the establishment of Azule Energy Holdings Ltd, a 50/50 joint venture combining the two partners' Angolan hydrocarbon exploration and production assets. The transaction resulted in the loss of control of Eni Angola SpA, Eni Angola Exploration BV and Eni Angola Production BV which were contributed to Azule Energy Holdings Ltd in exchange of a 50% stake in the new entity and, consequently, determined the derecognition of net assets and liabilities of €5,183 million, of which net financial liabilities of €1,756 million including cash and cash equivalents of €35 million. It was determined that the fair value of these shares at the date of the transaction was €7,130 million, and the transaction resulted in a gain on disposal of €3,556 million, of which €1,778 million (50%) has been eliminated against the investment on the balance sheet and will be amortised over time. This resulted in a carrying amount of the investment of €5,352 million at the date of the transaction. A gain from the reversal of the reserve for exchange rate differences of €764 million was also recognized. Further, a former intercompany operating receivable financing to Azule Energy Holdings Ltd in the amount of €1,609 million was recognized upon loss of control; €1,310 million of this loan was repaid within 2022.

On October 14, 2022, Eni disposed of 100% of the consolidated company Eni North Sea Wind Ltd which owned a 20% interest in the Dogger Bank A, B and C projects in the United Kingdom to the Norwegian joint venture Vårgrønn AS (Eni's interest 65%). The three phases of the project (A, B and C) provide for a total installed capacity of 3.6 GW (720 MW in Vårgrønn’s interest). The transaction resulted in the loss of control of Eni North Sea Wind Ltd which was contributed to Vårgrønn AS and the derecognition of net assets and liabilities of €368 million, of which net financial liabilities of €363 million, the recognition of an investment in Vårgrønn AS for €374 million, a gain of €74 million including the reversal to the income statement of the effects recognized in the comprehensive income reserves of €68 million, of which a loss from the reversal of the reserve for exchange rate differences of €33 million.

On December 29, 2022, Eni disposed of the stakes in the Pakistan operations to Prime International Oil & Gas Company, the main Pakistan power producer. The assets sold consisted of investments in eight gas development and production licenses in the Kithar Fold Belt and Middle Indus basins and four exploration licenses in the Middle Indus and Indus Offshore basins. The sale involved Eni AEP Ltd, Eni Pakistan Ltd, Eni Pakistan (M) Ltd Sàrl and Eni New Energy Pakistan (Private) Ltd and, consequently, determined the derecognition of net liabilities of €1 million, of which net financial assets of €27 million including cash and cash equivalents of €28 million, and the recognition in the income statement of a gain from the reversal of the reserve for exchange rate differences of €86 million.

Balance sheet values of the divestments and/or business combinations realized in 2022 are shown in the following table:

	Azule Energy Holdings Ltd	Vårgrønn AS	Assets in Pakistan	Other divestments	Total
Cash and cash equivalents	35		28	7	70
Current financial assets	221				221
Other current assets	1,266		106	5	1,377
Current assets	1,522		134	12	1,668
Property, plant and equipment	4,358		9	1	4,368
Other non-current assets	3,512	731	7		4,250
Non-current assets	7,870	731	16	1	8,618
TOTAL ASSETS	9,392	731	150	13	10,286
Current financial liabilities	302	173			475
Other current liabilities	990		58	3	1,051
Current liabilities	1,292	173	58	3	1,526
Non-current financial liabilities	1,710	190	1		1,901
Provisions	632		75		707
Deferred tax liabilities	528				528
Other non-current liabilities	47		17	1	65
Non-current liabilities	2,917	190	93	1	3,201
TOTAL LIABILITIES	4,209	363	151	4	4,727
Equity attributable to Eni	5,183	368	(1)	9	5,559
TOTAL EQUITY	5,183	368	(1)	9	5,559
TOTAL LIABILITIES AND EQUITY	9,392	731	150	13	10,286